OMB APPROVAL
OMB Number: 3235-0058
Expires: April 30, 2009
Estimated average burden hours per response ... 2.50

SEC FILE NUMBER
001-11981

CUSIP NUMBER
62624B101

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	September 30, 2006

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Municipal Mortgage & Equity, LLC

Full Name of Registrant

Former Name if Applicable

621 East Pratt St., Suite 300

Address of Principal Executive Office (Street and Number)
Baltimore, MD 21202

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
     As described in the registrant’s Current Report on Form 8-K filed on September 13, 2006 (the “Current Report”), on September 7, 2006 the Audit Committee of the Board of Directors of the registrant concluded, based upon the recommendation of its management, that certain previously filed financial statements covering the fiscal years ended December 31, 2005, 2004 and 2003, and the quarterly periods within those years, and the quarterly period ended March 31, 2006 (the “Affected Financial Statements”) should be restated to reflect adjustments to correct certain errors therein and summarized in the Current Report.
     As a result of the dedication of significant management resources to these efforts, the registrant was unable to file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2006 within the prescribed time period.
     Management has previously determined that as of December 31, 2005 the registrant’s internal controls over financial reporting were not effective due to the material weaknesses disclosed within item 9A of the registrant’s Annual Report on Form 10-K for the year ended December 31, 2005. In connection with the restatement of the Affected Financial Statements, management has evaluated the impact of these accounting errors on the effectiveness of the registrant’s internal controls over financial reporting as of December 31, 2005 and determined that the misapplications of generally accepted accounting principles noted in the Current Report were further instances of certain of the material weaknesses previously identified as of December 31, 2005.
     In addition, since the filing of the registrant’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2006, the registrant has identified an additional material weakness in its internal control over financial reporting. The registrant did not maintain effective policies and procedures over the accounting for certain of its employee benefits. Specifically, it did not properly accrue annual carryover vacation benefits due to its employees or vacation benefits due to its employees upon voluntary termination. In addition, the registrant erroneously calculated compensation expense related to deferred shares granted in 2006. This control deficiency resulted in a misstatement of employee benefit costs and more than a remote likelihood that a material misstatement of the registrant’s annual or interim financial statements would not be prevented or detected. Accordingly, management of the registrant has concluded that this control deficiency constitutes a material weakness.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Melanie M. Lundquist	(443)	263-2900
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

Quarterly Report on Form 10-Q for the quarter ended June 30, 2006
(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
     The registrant believes that its results of operations for the quarter ended September 30, 2006 will change significantly from the results of operations for the quarter ended September 30, 2005. Prior to the completion of its financial statements for the quarter ended September 30, 2006 and pending the restatement of the Affected Financial Statements, the registrant is unable to estimate reasonably the anticipated change in results of operations from the quarter ended September 30, 2005.

MUNICIPAL MORTGAGE & EQUITY, LLC has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.
Date: December 7, 2006

By:	/s/ Melanie M. Lundquist
	Name:	Melanie M. Lundquist
	Title:	Chief Financial Officer and Executive Vice President

2